Schedule of components of loss before income taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Total loss before income taxes	$ (1,205,970)	$ (16,749,253)
SINGAPORE
Total loss before income taxes	54,675	(667,572)
MALAYSIA
Total loss before income taxes	(75,633)
Foreign [Member]
Total loss before income taxes	$ (1,185,012)	$ (16,081,681)